Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	52.93
Maximum Aggregate Offering Price	$ 52,930,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,309.64
Offering Note	Represents the shares of common stock of the registrant that may be offered for resale by the selling stockholders pursuant to the prospectus included in the registration statement to which this exhibit is attached.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The maximum price per share and maximum aggregate offering price are based on the average of the high and low sale prices of the shares of common stock as reported on The Nasdaq Global Market on July 16, 2026, which date is within five business days prior to filing the registration statement to which this exhibit is attached.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of up to $100,000,000 of an indeterminate amount of shares of common stock, shares of preferred stock and/or warrants that may be offered and sold from time to time in one or more offerings. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement to which this exhibit is attached also covers such indeterminate number of additional shares of common stock and preferred stock as may become issuable with respect to the shares being registered hereunder to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $1.00 per share
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of up to $100,000,000 of an indeterminate amount of shares of common stock, shares of preferred stock and/or warrants that may be offered and sold from time to time in one or more offerings. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement to which this exhibit is attached also covers such indeterminate number of additional shares of common stock and preferred stock as may become issuable with respect to the shares being registered hereunder to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of up to $100,000,000 of an indeterminate amount of shares of common stock, shares of preferred stock and/or warrants that may be offered and sold from time to time in one or more offerings. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement to which this exhibit is attached also covers such indeterminate number of additional shares of common stock and preferred stock as may become issuable with respect to the shares being registered hereunder to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	The amount to be registered consists of up to $100,000,000 of an indeterminate amount of shares of common stock, shares of preferred stock and/or warrants that may be offered and sold from time to time in one or more offerings. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement to which this exhibit is attached also covers such indeterminate number of additional shares of common stock and preferred stock as may become issuable with respect to the shares being registered hereunder to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.